Inventories (Details) - USD ($) $ in Thousands	Jan. 02, 2016	Jan. 03, 2015
Inventories [Abstract]
Raw materials	$ 22,529	$ 15,127
Work in progress	8,701	7,545
Finished goods	34,889	22,576
Inventories	$ 66,119	$ 45,248